Prospectus Supplement

March 2, 2026

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 2, 2026 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 30, 2025, as supplemented

Advantage Portfolio
Asia Opportunity Portfolio
Developing Opportunity Portfolio
Emerging Markets ex China Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Global Concentrated Portfolio
Global Core Portfolio
Global Endurance Portfolio
Global Franchise Portfolio
Global Insight Portfolio
Global Opportunity Portfolio
Global Permanence Portfolio
Global Stars Portfolio
Growth Portfolio
Inception Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Resilience Portfolio
Passport Overseas Equity Portfolio
Permanence Portfolio
US Core Portfolio
Vitality Portfolio

Effective February 27, 2026, shares of the E*Trade No Fee Index Funds held in Related Accounts (as defined in each Prospectus) are included for purposes of calculating the Class A share right of accumulation, subject to the requirements set forth in each Prospectus.

Please retain this supplement for future reference.

  IFIROAPROSPT 2/26